Revenue by Categories	6 Months Ended
Jun. 30, 2026
Revenue by Categories [Abstract]
REVENUE BY CATEGORIES

13. REVENUE BY CATEGORIES

Revenue by products or services

For the six months ended June 30, 2026 and 2025, the Company operates in a single operating segment that mainly includes: 1) cloud mining solutions services; 2) self-mining; 3) sale of mining equipment; and 4) hosting services and others.

The following table summarizes the revenue generated from different revenue streams:

	For the Six Months Ended June 30,
	2026	2025

Cloud mining solutions	82,435	147,980
BTC self-mining revenue	25,344	32,357
Sales of mining equipment	5	11,275
Hosting services and others	7,636	1,827
Total revenues	115,420	193,439

Revenue by geographical location

The following table also summarizes the revenue (excluding self-mining revenue) generated from different continents:

	For the Six Months Ended June 30,
	2026		2025
	Amount	%	Amount	%

Africa	52,113	58%	60,488	38%
Oceania	20,098	22%	22,866	14%
North America	12,183	13%	32,556	20%
Asia	5,043	6%	39,913	25%
Others	639	1%	5,259	3%
Total revenues (i)	90,076	100%	161,082	100%

The basis for attributing revenues by continents is based on the customers’ KYC (“Know Your Customer”) information, which indicates the country or region where a corporate customer was incorporated or the place of residence of an individual customer.

(i)	Total revenue excludes BTC self-mining revenue.

Revenue by consideration

The amount of revenue recognized from receipt of digital assets and receipt of US dollars is presented separately as following:

	For the Six Months Ended June 30,
	2026	2025

Revenue recognized in digital assets payment	114,640	191,195
Revenue recognized in U.S. dollars payment	780	2,244
Total revenues	115,420	193,439